Note 10 - Retirement Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 29,265	$ 33,871	$ 40,296